Note 19 - Financial Instruments - Change in Fair Value of Contingent Consideration Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability		$ (962)
Balance, December 31, 2020	24,128
Less: current portion	4,243	6,269
Non-current portion	19,885	8,154
Fair Value, Inputs, Level 3 [Member]
Balance, December 31, 2019	14,423
Amounts recognized on acquisitions	13,259
Amounts recognized on acquisitions of management contracts	890
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	(261)	(503)
Resolved and settled in cash	(4,664)
Other	481
Balance, December 31, 2020	24,128	$ 14,423
Less: current portion	4,243
Non-current portion	$ 19,885